May 14, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Schwab VIT Balanced Portfolio

Schwab VIT Balanced with Growth Portfolio

Schwab VIT Growth Portfolio

(collectively, the “Portfolios”) each a series of the Schwab Annuity Portfolios (the “Registrant”)

(File Nos. 33-74534 and 811-8314)

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497 under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the 497 filing, dated May 5, 2014, to the Portfolios’ prospectus, dated April 30, 2014.

Any questions or comments on this filing should be directed to the undersigned at (720) 785-8093.

Very truly yours,

/s/ Rodney DeWalt
Rodney DeWalt
Corporate Counsel